Income Taxes (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)
Income Taxes [Abstract]
Current tax expense	¥ 43,089		¥ 26,932		¥ 25,607
Deferred tax income	(14,736)		(1,067)		(1,318)
Income tax expense	¥ 28,353	$ 4,084	¥ 25,865		¥ 24,289